Related Party Transactions - Summary of Sets Forth Major Related Parties and Their Relationships with Group (Details)	12 Months Ended
Dec. 31, 2023
JD Group
Related Party Transaction [Line Items]
Relationships with the Group	A shareholder of the Group
Aileyou
Related Party Transaction [Line Items]
Relationships with the Group	A former investee of the Group
Gulin Group
Related Party Transaction [Line Items]
Relationships with the Group	An investee of the Group
Jinsong Group
Related Party Transaction [Line Items]
Relationships with the Group	An investee of the Group
AiFenLei Group
Related Party Transaction [Line Items]
Relationships with the Group	An investee of the Group
Yueqing
Related Party Transaction [Line Items]
Relationships with the Group	An investee of the Group
Yuejun
Related Party Transaction [Line Items]
Relationships with the Group	An investee of the Group